Related Party Transactions (Details Narrative) - Advanced Interactive Gaming, Inc. [Member] - USD ($)				12 Months Ended
	Sep. 27, 2019	Mar. 29, 2018	Sep. 30, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 10, 2016	Oct. 06, 2016
Actual funds received					$ 741,030
Note payable, related party				750,000	2,750,000
Interest payable, related party				69,341	271,447
Number of common stock shares issued	6,175,000
Share Exchange Agreement [Member]
Number of common stock shares issued	6,175,000
Share Exchange Agreement [Member] | Series B Preferred Stock[Member]
Notes payable				0
Repayment of principal	$ 2,015,963
Number of common stock shares issued	595,612
Shares issued price per share	$ 4.04
Prepayment of interest	$ 388,937
Velocity Capital Ltd [Member]
Notes payable				2,000,000
Unsecured Promissory Note [Member] | Velocity Capital Ltd [Member]
Notes payable			$ 2,000,000
Interest rate			6.00%
Maturity date			Sep. 30, 2021
Interest payable, related party					248,639
Unsecured Promissory Note One [Member] | Velocity Capital Ltd [Member]
Notes payable					15,963	$ 25,000	$ 16,463
Interest rate						6.00%	6.00%
Interest payable, related party					4,559
Repayment of principal				10,000
Jason Garber [Member]
Management services cost				$ 0	$ 40,000
Jason Garber [Member] | Unsecured Promissory Note [Member]
Notes payable		$ 750,000
Actual funds received		741,030
Accounts receivable, related party		$ 8,970
Interest rate		6.00%
Maturity date		Mar. 29, 2020